Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
8. INCOME TAXES

The provision for income taxes was as follows:

(in thousands)	2012	2011	2010
Currently payable:
Federal	$22,394	$28,480	$11,476
State	3,024	2,845	1,939
Foreign	22,065	22,713	24,949
	47,483	54,038	38,364
Deferred (benefit) expense:
Federal	170	(5,669)	7,320
State	603	(274)	404
Foreign	2,143	2,805	961
	2,916	(3,138)	8,685
Income taxes	$50,399	$50,900	$47,049

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities consisted of the following:

(in thousands)	2012	2011
Deferred tax assets:
Benefit plans	$17,375	$15,597
Liabilities and reserves	9,140	9,482
Operating loss and credit carryovers	48,441	32,397
Other	16,096	16,084
Gross deferred tax assets	91,052	73,560
Valuation allowance	(41,049)	(34,863)
Deferred tax assets	50,003	38,697
Deferred tax liabilities:
Property, plant and equipment	(19,430)	(18,565)
Other assets	(2,784)	(1,999)
Other	(26,668)	(25,182)
Deferred tax liabilities	(48,882)	(45,746)
Net deferred tax assets (liabilities)	$1,121	$(7,049)

In 2012, the Company recorded a correction of a prior period item related to the tax effect on certain foreign denominated loan losses that were previously recorded in OCI. As a result, net deferred tax assets increased by $10.8 million, other current assets by $6.0 million and OCI by $16.8 million. The tax effect was recognized in OCI in 2012 and was not material to any previously reported year.

At December 31, 2012, foreign operating loss carryovers were $118.4 million. Included in the foreign operating loss carryovers are losses of $3.9 million that expire through 2027 and $114.5 million that do not have an expiration date. At December 31, 2012, state operating loss carryovers were $106.7 million, all of which expire through 2027.

The effective tax rate differed from the statutory federal income tax rate of 35% as described below:

	2012	2011	2010
Taxes at statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	1.5	1.0	1.1
Tax credits	—	(0.2)	(0.3)
Taxes on foreign earnings	(4.1)	(2.5)	(3.7)
Resolution of prior years' tax matters	(1.4)	(0.6)	(1.5)
Valuation allowance adjustments	(0.5)	(0.6)	—
Revaluation of previously held interest	—	(0.7)	—
Other, net	(1.6)	(1.7)	(0.1)
Effective tax rate	28.9%	29.7%	30.5%

Earnings before income taxes were as follows:

(in thousands)	2012	2011	2010
United States	$79,118	$70,023	$56,150
Foreign	95,189	101,361	98,043
Total	$174,307	$171,384	$154,193

Federal and state income taxes are provided on international subsidiary income distributed to or taxable in the U.S. during the year. At December 31, 2012, federal and state taxes have not been provided for approximately $384.7 million of unremitted earnings of the foreign subsidiaries that are considered to be invested indefinitely. Determination of the deferred tax liability on such earnings is not practicable.

A reconciliation of the change in the liability for unrecognized tax benefits for 2012 and 2011 is as follows:

(in thousands)	2012	2011
Balance at beginning of year	$8,787	$9,423
Increases for tax positions taken in the current year	599	694
Increases for tax positions taken in prior years	553	365
Decreases for tax positions taken in prior years	—	(147)
Decreases related to settlements with tax authorities	(1,678)	(206)
Decreases as a result of lapse of the applicable statutes of limitations	(1,362)	(1,077)
Foreign currency exchange rate changes	192	(265)
Balance at the end of year	$7,091	$8,787

The amount of the unrecognized tax benefits that would affect the effective tax rate, if recognized, was approximately $6.8 million. The Company recognizes interest and penalties related to the unrecognized tax benefits in income tax expense. As of December 31, 2012 and 2011, $1.0 million and $1.4 million, respectively, of accrued interest and penalties was reported as an income tax liability. The liability for unrecognized tax benefits relates to multiple jurisdictions and is reported in Other liabilities on the Consolidated Balance Sheet at December 31, 2012.

The Company believes that it is reasonably possible that the total amount of liability for unrecognized tax benefits as of December 31, 2012, will decrease by approximately $1.8 million during 2013. The potential decrease relates to various tax matters for which the statute of limitations may expire or will be otherwise settled in 2013. The amount that is ultimately recognized in the financial statements will be dependent upon various factors including potential increases or decreases to unrecognized tax benefits as a result of examinations, settlements and other unanticipated items that may occur during the year. With limited exceptions, the Company is no longer subject to federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2004.